PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                                  May 1, 2002.

                          PHOENIX MULTI-PORTFOLIO FUND
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                                March 28, 2002.

                           PHOENIX MULTI-SERIES TRUST
   Supplement dated October 8, 2002 Statement of Additional Information dated
                February 28, 2002 as supplemented March 1, 2002.

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
 Supplement dated October 8, 2002 to Statement of Additional Information dated
                                  May 1, 2002.

                               PHOENIX SERIES FUND
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                February 28, 2002 as supplemented March 1, 2002.


         Under the heading "Management of the Fund," the biographical information concerning James M. Oates found in the "Independent Trustees" table is hereby removed. Additionally, the disclosure concerning Mr. Oates following the "Independent Trustees" table is hereby also removed.

         Under the heading "Management of the Fund," the following biographical information concerning James M. Oates is hereby inserted in the "Interested Trustee" table following the listing for Philip R. McLoughlin.

**James M. Oates (55)              Served since          31          Chairman, IBEX Capital Markets Inc. (financial services)
IBEX Capital Markets, Inc.         1996.                             (1997-present). Managing Director, Wydown Group
60 State Street, Ste. 950                                            (consulting firm) (1994-present). Director, Investors
Boston, MA 02109                                                     Financial Service Corporation (1995-present), Investors
                                                                     Bank & Trust Corporation (1995-present), Plymouth Rubber
                                                                     Co. (1995-present), Stifel Financial (1996-present),
                                                                     Connecticut River Bancorp (1998-present), Connecticut
                                                                     River Bank (1998-present), 1Mind, Inc. (1999-present)
                                                                     and 1Mind.com (2000-present). Director and Treasurer,
                                                                     Endowment for Health, Inc. (2000-present). Chairman,
                                                                     Emerson Investment Management, Inc. (2000-present).
                                                                     Member, Chief Executives Organization (1996-present).
                                                                     Vice Chairman, Massachusetts Housing Partnership
                                                                     (1998-1999). Director, Blue Cross and Blue Shield of New
                                                                     Hampshire (1994-1999), AIB Govett Funds (1991-2000) and
                                                                     Command Systems, Inc. (1998-2000). Director, Phoenix
                                                                     Investment Partners, Ltd. (1995-2001).

         Under the heading "Management of the Fund," the following disclosure concerning James M. Oates is to be inserted after the "Interested Trustee" table following Philip McLoughlin's disclosure:

         **For purely prophylactic reasons, Management has elected to treat Mr. Oates as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates. Management reserves the right to reassess Mr. Oates' status as circumstances warrant.


PXP 1742 (10/02)/Oates